Dividends on ordinary shares	6 Months Ended
Jun. 30, 2019
Dividends on ordinary shares
Dividends on ordinary shares

18.        Dividends on ordinary shares

The directors have approved an interim dividend of £2,000 million which will be paid in the second half of 2019.

The Bank paid a dividend of £2,100 million on 13 May 2019; the Bank paid dividends of £7,622 million on 2 May 2018, £2,800 million on 16 May 2018 and a further £600 million on 19 September 2018.